Quarterly Report
November 30, 2020
MFS®  Diversified Income Fund
DIF-Q3

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 38.4%
Aerospace – 0.0%
Dae Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	$1,258,000	$1,263,346
Asset-Backed & Securitized – 1.1%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.191% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$2,697,298	$2,679,818
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	1,701,492	1,753,209
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.006%, 1/15/2053	2,150,000	2,386,150
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	516,712	532,021
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	771,605	866,199
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.006%, 12/15/2072 (i)(n)	9,507,630	608,255
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	386,670	394,816
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	1,082,036	1,115,298
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,788,065
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,993,659
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	64,498
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,907,842
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	218,656	219,215
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	1,421,853	1,573,252
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	2,066,799
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.637% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,261,785	2,224,251
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.718% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,370,418
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.851% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,592,000	1,593,520
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	788,065
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.029%, 12/15/2051 (i)	10,035,593	555,400
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.037% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	883,065	877,753
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,308,942	1,283,030
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.436% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,000,446
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,121,346	1,272,049
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,116,848	1,234,890
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.118%, 1/15/2052 (i)(n)	5,909,171	368,873
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,335,874	3,755,207
		$39,272,998
Automotive – 0.1%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$1,689,000	$1,749,636
Hyundai Capital America, 2.375%, 2/10/2023 (n)	789,000	813,287
Hyundai Capital America, 2.375%, 10/15/2027 (n)	597,000	615,937
		$3,178,860
Broadcasting – 0.2%
Prosus N.V., 3.68%, 1/21/2030 (n)	$3,166,000	$3,452,663
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	1,221,668
Weibo Corp., 3.375%, 7/08/2030	1,657,000	1,688,437
		$6,362,768
Building – 0.1%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)	$841,000	$943,770
CEMEX S.A.B. de C.V., 5.2%, 9/17/2030 (n)	922,000	1,004,980
		$1,948,750
Business Services – 0.2%
Tencent Holdings Ltd., 3.595%, 1/19/2028	$1,852,000	$2,038,445
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	3,235,000	3,314,307
		$5,352,752

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.1%
Cable Onda S.A., 4.5%, 1/30/2030 (n)		$1,842,000	$2,007,780
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		1,467,000	1,566,067
VTR Finance N.V., 6.375%, 7/15/2028 (n)		887,000	971,265
			$4,545,112
Chemicals – 0.0%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,352,000	$1,326,934
Consolidated Energy Finance S.A., 6.875%, 6/15/2025		293,000	287,568
			$1,614,502
Conglomerates – 0.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$5,300,000	$5,599,450
Consumer Services – 0.3%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027		$3,224,000	$3,623,555
B2W Digital Luxembourgh S.à r.l., 4.375%, 12/20/2030 (n)		803,000	828,688
Conservation Fund, 3.474%, 12/15/2029		1,031,000	1,120,284
JD.com, Inc., 3.375%, 1/14/2030		1,160,000	1,265,292
Meituan, 2.125%, 10/28/2025 (n)		865,000	878,401
Meituan, 3.05%, 10/28/2030 (n)		1,511,000	1,565,940
			$9,282,160
Containers – 0.2%
Can-Pack S.A., 2.375%, 11/01/2027 (n)	EUR	445,000	$544,511
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$412,000	419,334
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		2,724,000	2,766,167
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		1,606,000	1,630,861
			$5,360,873
Emerging Market Quasi-Sovereign – 3.2%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$3,830,000	$4,740,238
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		2,807,572	3,210,206
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		796,464	910,684
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	351,604
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,526,537
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,500,000	1,545,000
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		1,418,000	1,494,232
Banco Nacional de Panama, 2.5%, 8/11/2030 (n)		241,000	240,096
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025		675,000	703,573
CDBL Funding 1 (People's Republic of China), 4.25%, 12/02/2024		854,000	934,139
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030 (n)		2,348,000	2,439,008
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		1,764,000	1,886,139
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)		961,000	1,141,428
Development Bank of Kazakhstan, 4.125%, 12/10/2022		1,663,000	1,743,656
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070		2,760,000	2,991,067
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	2,028,565
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)		2,469,000	2,688,437
Empresas Publicas de Medellin E.S.P., 4.25%, 7/18/2029		448,000	476,000
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		1,193,000	1,269,066
ENA Master Trust (Republic of Panama), 4%, 5/19/2048 (n)		579,000	602,160
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		3,292,000	3,590,189
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		2,885,000	3,142,342
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028		1,926,000	2,065,635
Export-Import Bank of India, 3.875%, 2/01/2028 (n)		2,738,000	2,999,533
Fondo MIVIVIENDA S.A., 3.5%, 1/31/2023		640,000	669,606
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		1,259,000	1,336,441
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,689,000	1,913,487
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		1,707,000	1,924,864

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		$2,468,000	$2,594,979
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		2,464,000	2,642,640
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)		910,000	1,107,907
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		4,148,000	4,159,315
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026		416,000	417,135
NTPC Ltd. (Republic of India), 7.375%, 8/10/2021	INR	120,000,000	1,616,339
NTPC Ltd. (Republic of India), 7.25%, 5/03/2022		90,000,000	1,221,369
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		$2,448,000	3,127,320
Petroleos Mexicanos, 6.875%, 10/16/2025 (n)		1,634,000	1,707,546
Petroleos Mexicanos, 6.49%, 1/23/2027		3,433,000	3,458,747
Petroleos Mexicanos, 6.84%, 1/23/2030		2,208,000	2,163,398
Petroleos Mexicanos, 7.69%, 1/23/2050		5,408,000	4,989,421
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023		1,473,500	1,533,177
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		959,400	1,000,318
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)		1,905,000	2,100,263
PT Indonesia Asahan Aluminium (Persero), 5.45%, 5/15/2030 (n)		1,685,000	2,008,477
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		1,191,000	1,473,517
PT Pertamina (Persero) (Republic of Indonesia), 6.45%, 5/30/2044		1,662,000	2,273,515
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048 (n)		1,317,000	1,748,318
PTT Treasury Center Co. Ltd. (Kingdom of Thailand), 3.7%, 7/16/2070 (n)		1,999,000	2,072,986
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		731,000	741,153
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		1,098,000	1,109,984
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		5,170,000	6,191,282
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,787,000	1,988,740
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	4,179,599
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,267,000	2,839,418
Three Gorges Finance I (Cayman Islands) Ltd., 2.15%, 9/22/2030 (n)		812,000	797,622
Transnet SOC Ltd. (Republic of South Africa), 4%, 7/26/2022		1,603,000	1,602,997
			$113,431,414
Emerging Market Sovereign – 8.0%
Arab Republic of Egypt, 6.125%, 1/31/2022		$7,492,000	$7,783,888
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		1,218,000	1,271,251
Arab Republic of Egypt, 5.875%, 6/11/2025		2,005,000	2,117,938
Arab Republic of Egypt, 7.5%, 1/31/2027		1,900,000	2,129,915
Arab Republic of Egypt, 6.588%, 2/21/2028		1,753,000	1,874,132
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		1,396,000	1,554,502
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		3,472,000	3,793,160
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		1,710,000	1,899,725
Dominican Republic, 6.875%, 1/29/2026		3,004,000	3,479,834
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,432,705
Dominican Republic, 6%, 7/19/2028 (n)		3,561,000	4,052,418
Dominican Republic, 4.875%, 9/23/2032 (n)		2,100,000	2,247,000
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	2,373,280
Dominican Republic, 5.875%, 1/30/2060		1,407,000	1,463,280
Emirate of Abu Dhabi, 3.125%, 9/30/2049 (n)		1,675,000	1,819,888
Emirate of Abu Dhabi, 3.875%, 4/16/2050 (n)		2,122,000	2,632,299
Federal Republic of Nigeria, 7.625%, 11/21/2025		1,042,000	1,172,871
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,571,000	2,696,336
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		521,000	547,147
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,417,000	1,522,850
Federal Republic of Nigeria, 7.696%, 2/23/2038		1,937,000	2,007,507
Finance Department Government of Sharjah, 4%, 7/28/2050 (n)		991,000	1,028,985
Government of Jamaica, 8%, 3/15/2039		4,300,000	5,993,125
Government of Jamaica, 7.875%, 7/28/2045		3,225,000	4,365,038
Government of Romania, 2.625%, 12/02/2040 (n)	EUR	602,000	723,381
Government of Ukraine, 7.75%, 9/01/2024 (n)		$2,600,000	2,838,810
Government of Ukraine, 7.75%, 9/01/2025		4,164,000	4,574,246
Government of Ukraine, 7.75%, 9/01/2026		3,434,000	3,797,592

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	1,074,000	$1,193,095
Government of Ukraine, 7.375%, 9/25/2032		$1,448,000	1,550,301
Government of Ukraine, 7.253%, 3/15/2033 (n)		1,727,000	1,832,347
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		6,063,000	5,999,339
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		2,432,000	2,593,508
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	1,001,000	1,198,237
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	82,019,000	2,014,401
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$7,688,000	9,283,337
Oriental Republic of Uruguay, 3.877%, 7/02/2040	UYU	34,040,585	922,886
Republic of Angola, 9.5%, 11/12/2025		$2,321,000	2,207,568
Republic of Angola, 9.375%, 5/08/2048		2,905,000	2,533,567
Republic of Argentina, 1%, 7/09/2029		166,743	70,866
Republic of Argentina, 0.125%, 7/09/2030		1,517,982	592,772
Republic of Argentina, 0.125%, 7/09/2035		2,781,057	976,151
Republic of Colombia, 4.5%, 1/28/2026		1,151,000	1,286,254
Republic of Colombia, 3.875%, 4/25/2027		1,350,000	1,480,950
Republic of Colombia, 3%, 1/30/2030		2,982,000	3,102,771
Republic of Colombia, 3.125%, 4/15/2031		2,396,000	2,514,602
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	3,046,294
Republic of Cote d'Ivoire, 5.875%, 10/17/2031 (n)		1,678,000	2,149,220
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		1,724,000	2,048,762
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		2,193,000	2,864,432
Republic of Croatia, 2.75%, 1/27/2030		1,000,000	1,418,902
Republic of Croatia, 1.5%, 6/17/2031		1,210,000	1,552,321
Republic of Ecuador, 0%, 7/31/2030 (n)		$532,211	232,848
Republic of Ecuador, 0.5%, 7/31/2030 (n)		1,271,642	801,770
Republic of Ecuador, 0.5%, 7/31/2035 (n)		7,174,811	3,885,160
Republic of Ecuador, 0.5%, 7/31/2040 (n)		1,898,765	929,445
Republic of Ghana, 7.875%, 2/11/2035 (n)		2,176,000	2,120,164
Republic of Guatemala, 4.9%, 6/01/2030		4,648,000	5,328,002
Republic of Guatemala, 5.375%, 4/24/2032 (n)		880,000	1,046,320
Republic of Guatemala, 6.125%, 6/01/2050		1,325,000	1,689,388
Republic of Hungary, 1.75%, 6/05/2035	EUR	2,896,000	3,806,249
Republic of India, 7.27%, 4/08/2026	INR	269,280,000	3,960,864
Republic of India, 7.26%, 1/14/2029		283,120,000	4,141,117
Republic of Indonesia, 5.5%, 4/15/2026	IDR	21,215,000,000	1,527,600
Republic of Indonesia, 6.5%, 2/15/2031		41,907,000,000	3,050,812
Republic of Indonesia, 4.35%, 1/11/2048		$3,956,000	4,793,988
Republic of Kenya, 7%, 5/22/2027 (n)		1,709,000	1,852,775
Republic of Kenya, 8%, 5/22/2032 (n)		2,010,000	2,293,872
Republic of Kenya, 8%, 5/22/2032		3,895,000	4,445,091
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	2,208,274
Republic of Kenya, 8.25%, 2/28/2048		1,785,000	1,996,844
Republic of Panama, 3.75%, 4/17/2026		1,641,000	1,782,290
Republic of Panama, 3.16%, 1/23/2030		2,847,000	3,117,493
Republic of Panama, 2.252%, 9/29/2032		1,091,000	1,106,274
Republic of Paraguay, 4.95%, 4/28/2031 (n)		1,594,000	1,888,906
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	5,363,600
Republic of Paraguay, 5.6%, 3/13/2048		2,452,000	3,101,780
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,944,000	2,425,140
Republic of Peru, 2.78%, 12/01/2060		1,714,000	1,694,306
Republic of Peru, 3.23%, 7/28/2121		833,000	820,505
Republic of Romania, 2%, 1/28/2032	EUR	1,150,000	1,423,905
Republic of Rwanda, 6.625%, 5/02/2023		$1,417,000	1,504,177
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	2,362,711
Republic of Senegal, 6.75%, 3/13/2048		$1,061,000	1,148,278
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	1,566,000	2,084,691
Republic of Serbia, 1.5%, 6/26/2029		1,029,000	1,239,668
Republic of Serbia, 1.5%, 6/26/2029 (n)		2,632,000	3,170,851

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Serbia, 2.125%, 12/01/2030 (n)		$769,000	$756,696
Republic of South Africa, 4.85%, 9/27/2027		1,734,000	1,821,740
Republic of South Africa, 4.85%, 9/30/2029		1,946,000	2,000,869
Republic of South Africa, 8%, 1/31/2030	ZAR	37,114,000	2,248,931
Republic of South Africa, 8.25%, 3/31/2032		63,469,000	3,626,653
Republic of Sri Lanka, 6.125%, 6/03/2025		$4,379,000	2,719,709
Republic of Sri Lanka, 7.55%, 3/28/2030		2,892,000	1,691,820
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,429,071
Republic of Turkey, 7.25%, 12/23/2023		1,967,000	2,104,690
Republic of Turkey, 5.75%, 3/22/2024		1,608,000	1,645,794
Republic of Turkey, 6.35%, 8/10/2024		1,635,000	1,704,488
Republic of Turkey, 5.6%, 11/14/2024		2,529,000	2,582,640
Republic of Turkey, 6.375%, 10/14/2025		1,646,000	1,725,666
Republic of Turkey, 5.25%, 3/13/2030		1,629,000	1,572,897
Republic of Turkey, 5.95%, 1/15/2031		1,672,000	1,669,977
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		1,498,000	1,519,361
Russian Federation, 4.75%, 5/27/2026		2,800,000	3,226,731
Russian Federation, 4.25%, 6/23/2027		5,600,000	6,349,000
Russian Federation, 4.375%, 3/21/2029 (n)		4,000,000	4,629,976
Socialist Republic of Romania, 2%, 1/28/2032 (n)	EUR	3,455,000	4,277,906
State of Qatar, 4%, 3/14/2029 (n)		$6,099,000	7,199,991
State of Qatar, 3.75%, 4/16/2030 (n)		2,457,000	2,879,235
State of Qatar, 5.103%, 4/23/2048 (n)		2,326,000	3,323,273
State of Qatar, 5.103%, 4/23/2048		1,037,000	1,481,614
State of Qatar, 4.817%, 3/14/2049 (n)		1,236,000	1,710,315
United Mexican States, 2.659%, 5/24/2031		1,748,000	1,749,556
United Mexican States, 3.771%, 5/24/2061		1,712,000	1,706,008
			$284,325,751
Energy - Independent – 0.3%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$200,000	$100
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028		1,103,000	1,172,434
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,502,000	1,648,445
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		1,718,000	1,711,987
PTT Treasury Center Co. Ltd. (Kingdom of Thailand), 2.587%, 6/10/2027 (n)		1,400,000	1,457,008
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,322,661
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,507,000	1,651,841
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		2,273,000	2,369,639
			$12,334,115
Financial Institutions – 0.1%
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		$2,255,000	$2,277,911
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		1,505,000	1,533,417
			$3,811,328
Food & Beverages – 0.2%
Camposol S.A., 6%, 2/03/2027 (n)		$1,504,000	$1,601,760
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		1,742,000	1,852,652
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		572,500	589,675
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		1,796,000	1,916,332
JBS Investments II GmbH, 5.75%, 1/15/2028		928,000	990,176
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		1,304,000	1,493,093
			$8,443,688
Industrial – 0.1%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,811,000	$1,741,837
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		1,470,000	1,492,050
Howard University, Washington D.C., 2.738%, 10/01/2022		190,000	195,926
Howard University, Washington D.C., 2.801%, 10/01/2023		209,000	217,183

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	$181,000	$183,338
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	230,000	238,711
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	285,000	297,615
		$4,366,660
International Market Sovereign – 0.0%
Government of Bermuda, 3.375%, 8/20/2050 (n)	$1,290,000	$1,367,400
Internet – 0.0%
Baidu, Inc., 3.075%, 4/07/2025	$641,000	$683,537
Local Authorities – 0.0%
Province of Santa Fe, 6.9%, 11/01/2027	$2,012,000	$1,307,820
Major Banks – 0.2%
Kookmin Bank, 2.5%, 11/04/2030 (n)	$956,000	$979,209
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	728,602
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)	2,747,000	2,861,000
UBS Group AG, 3.491%, 5/23/2023 (n)	829,000	863,302
		$5,432,113
Medical & Health Technology & Services – 0.1%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$3,192,000	$4,083,899
Metals & Mining – 0.1%
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	$1,802,000	$1,886,694
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)	2,699,000	1,120,085
		$3,006,779
Midstream – 0.2%
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	$2,120,000	$2,131,813
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	2,156,000	2,229,031
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,647,017
Peru LNG, 5.375%, 3/22/2030 (n)	3,644,000	2,810,435
		$8,818,296
Mortgage-Backed – 13.1%
Fannie Mae, 5%, 2/01/2021 - 3/01/2042	$5,415,777	$6,270,428
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	233,522	274,790
Fannie Mae, 4.5%, 1/01/2023 - 8/01/2046	17,105,250	19,145,060
Fannie Mae, 2.152%, 1/25/2023	768,082	786,495
Fannie Mae, 2.41%, 5/01/2023	215,778	223,634
Fannie Mae, 2.55%, 5/01/2023	185,930	194,205
Fannie Mae, 2.62%, 5/01/2023	255,458	267,244
Fannie Mae, 3.65%, 9/01/2023	759,183	812,364
Fannie Mae, 3.78%, 10/01/2023	447,280	480,498
Fannie Mae, 3.92%, 10/01/2023	987,000	1,065,178
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	26,754,394	28,824,343
Fannie Mae, 2.7%, 7/01/2025	680,000	732,742
Fannie Mae, 3.59%, 9/01/2026	351,421	395,298
Fannie Mae, 2.669%, 12/25/2026	3,827,000	4,192,781
Fannie Mae, 3.147%, 3/25/2028	2,027,000	2,298,540
Fannie Mae, 4%, 3/25/2028 - 9/01/2047	25,677,826	27,884,539
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	38,934,943	41,193,591
Fannie Mae, 4.96%, 6/01/2030	984,503	1,177,174
Fannie Mae, 2.5%, 11/01/2031 - 12/01/2050	12,843,732	13,492,007
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	972,186	100,667
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	66,688	76,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 2/25/2033 (i)	$1,043,205	$112,724
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	6,001,613	7,084,092
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,881,776	1,932,279
Fannie Mae, 1.75%, 10/25/2041	2,856,333	2,924,170
Fannie Mae, 2.75%, 9/25/2042	1,291,785	1,356,221
Fannie Mae, TBA, 1.5%, 12/01/2035 - 1/01/2051	3,250,000	3,309,879
Fannie Mae, TBA, 2%, 12/01/2035 - 2/01/2051	26,400,000	27,379,443
Fannie Mae, TBA, 2.5%, 12/01/2035 - 1/01/2051	21,005,000	21,939,016
Fannie Mae, TBA, 3%, 12/01/2035 - 1/01/2051	23,000,000	24,040,526
Fannie Mae, TBA, 3.5%, 12/01/2050 - 1/01/2051	12,445,655	13,138,102
Fannie Mae, TBA, 4%, 12/01/2050 - 1/01/2051	3,900,000	4,163,449
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	286,833	339,277
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,825,521
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,352,992
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	3,832,229	4,437,509
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,799,379
Freddie Mac, 3.06%, 7/25/2023	226,000	239,960
Freddie Mac, 1.024%, 4/25/2024 (i)	18,407,091	423,385
Freddie Mac, 0.733%, 7/25/2024 (i)	24,319,279	411,966
Freddie Mac, 3.303%, 7/25/2024	5,037,000	5,500,044
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,844,779
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,654,184	1,850,354
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,763,882
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,307,551
Freddie Mac, 3.023%, 1/25/2025	1,000,000	1,093,596
Freddie Mac, 3.329%, 5/25/2025	5,666,000	6,312,333
Freddie Mac, 3.284%, 6/25/2025	5,000,000	5,563,268
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,817,344	1,987,376
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,953,961
Freddie Mac, 3.3%, 10/25/2026	2,240,000	2,547,750
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	19,920,243	21,449,406
Freddie Mac, 1.481%, 3/25/2027 (i)	2,188,000	172,273
Freddie Mac, 3.117%, 6/25/2027	2,114,000	2,396,922
Freddie Mac, 0.712%, 7/25/2027 (i)	45,521,046	1,584,879
Freddie Mac, 0.564%, 8/25/2027 (i)	34,692,729	924,873
Freddie Mac, 0.427%, 1/25/2028 (i)	63,979,673	1,319,063
Freddie Mac, 0.434%, 1/25/2028 (i)	26,379,564	559,083
Freddie Mac, 0.27%, 2/25/2028 (i)	78,899,515	859,287
Freddie Mac, 2.5%, 3/15/2028 - 8/01/2040	627,870	660,918
Freddie Mac, 0.262%, 4/25/2028 (i)	50,620,826	515,006
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	31,898,743	34,120,805
Freddie Mac, 3.926%, 7/25/2028	1,727,000	2,077,386
Freddie Mac, 3.92%, 9/25/2028	1,525,000	1,825,666
Freddie Mac, 1.218%, 7/25/2029 (i)	8,116,777	670,506
Freddie Mac, 1.269%, 8/25/2029 (i)	14,271,704	1,234,043
Freddie Mac, 1.915%, 4/25/2030 (i)	3,344,437	503,130
Freddie Mac, 1.985%, 4/25/2030 (i)	8,166,315	1,271,511
Freddie Mac, 1.766%, 5/25/2030 (i)	4,373,949	615,618
Freddie Mac, 1.905%, 5/25/2030 (i)	9,928,903	1,496,411
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	1,435,846	1,695,283
Freddie Mac, 1.436%, 6/25/2030 (i)	3,957,955	453,753
Freddie Mac, 1.704%, 8/25/2030 (i)	3,506,241	482,316
Freddie Mac, 1.263%, 9/25/2030 (i)	2,193,674	224,657
Freddie Mac, 5.5%, 2/15/2036 (i)	264,921	50,766
Freddie Mac, 6.5%, 5/01/2037	10,117	11,902
Freddie Mac, 4.5%, 12/15/2040 (i)	109,475	10,438
Freddie Mac, 1.75%, 8/15/2041	913,176	935,040
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	210,880	246,776
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	3,575,391	3,980,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.702%, 8/20/2034	$685,024	$787,843
Ginnie Mae, 5.888%, 1/20/2039	909,560	1,064,987
Ginnie Mae, 4%, 5/16/2039 - 4/20/2050	4,691,910	5,025,090
Ginnie Mae, 2.5%, 4/15/2040 - 12/20/2050	7,917,962	8,349,544
Ginnie Mae, 3.5%, 10/20/2041 (i)	440,672	35,446
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	5,541,511	6,020,524
Ginnie Mae, 4%, 8/16/2042 (i)	495,743	67,930
Ginnie Mae, 2.25%, 9/20/2043	1,339,062	1,362,169
Ginnie Mae, 3%, 4/20/2045 - 9/20/2050	13,595,500	14,342,098
Ginnie Mae, 5%, 1/20/2049	673,985	737,906
Ginnie Mae, 5.87%, 4/20/2058	1,679	1,956
Ginnie Mae, 0.621%, 2/16/2059 (i)	2,196,064	106,005
Ginnie Mae, TBA, 2%, 12/01/2050	7,225,000	7,558,631
Ginnie Mae, TBA, 2.5%, 12/01/2050 - 2/01/2051	9,225,000	9,707,784
Ginnie Mae, TBA, 3.5%, 12/01/2050 - 1/01/2051	12,675,000	13,387,101
Ginnie Mae, TBA, 4%, 12/01/2050	10,625,000	11,290,723
Ginnie Mae, TBA, 3%, 1/01/2051	775,000	809,179
Seasoned Credit Risk Transfer Trust Series 2020-3, 2%, 5/25/2060	903,287	928,780
		$467,755,032
Municipals – 0.7%
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	$1,130,000	$1,128,667
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	1,600,000	1,644,848
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	1,650,000	1,719,366
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	55,000	55,355
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	255,000	257,027
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	1,580,000	1,745,489
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	785,000	790,071
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	6,363,000	6,212,070
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,586,044
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,505,000	1,522,187
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,721,000	2,056,227
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	4,192,890
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,355,000	1,368,835
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	1,495,000	1,486,179
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	210,000	210,164
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	175,000	175,206
		$26,150,625
Natural Gas - Pipeline – 0.1%
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)	$1,820,000	$1,915,568
Oils – 0.1%
Puma International Financing S.A., 5%, 1/24/2026	$2,372,000	$2,178,682
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	2,400,000	2,408,856
		$4,587,538
Other Banks & Diversified Financials – 0.6%
Banistmo S.A., 4.25%, 7/31/2027 (n)	$1,500,000	$1,569,210
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	3,963,000	4,052,167
Bank Mandiri, 3.75%, 4/11/2024	543,000	576,356
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	823,000	901,185
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)	1,643,000	1,693,111
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,641,241
Kazkommertsbank JSC, 5.5%, 12/21/2022	5,860,998	5,867,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	$3,783,000	$3,882,304
		$20,183,430
Railroad & Shipping – 0.0%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	$338,232	$408,415
Restaurants – 0.0%
Arcos Dorados Holdings, Inc., 5.875%, 4/04/2027 (n)	$1,445,000	$1,533,506
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$775,526
West African Development Bank, 4.7%, 10/22/2031 (n)	1,855,000	1,989,487
		$2,765,013
Telecommunications - Wireless – 0.1%
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	$512,000	$551,342
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	1,846,000	1,968,759
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	1,517,861
		$4,037,962
Transportation - Services – 0.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	$737,000	$749,897
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	1,600,000	1,564,000
ICTSI Treasury B.V., 5.875%, 9/17/2025	1,055,000	1,190,568
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	2,508,000	2,618,603
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)	975,000	1,053,478
		$7,176,546
U.S. Government Agencies and Equivalents – 0.1%
AID Tunisia, 2.452%, 7/24/2021	$728,000	$738,679
Small Business Administration, 6.34%, 5/01/2021	2,159	2,187
Small Business Administration, 6.07%, 3/01/2022	4,278	4,357
Small Business Administration, 5.16%, 2/01/2028	34,739	37,677
Small Business Administration, 2.21%, 2/01/2033	180,921	187,451
Small Business Administration, 2.22%, 3/01/2033	313,352	324,828
Small Business Administration, 3.15%, 7/01/2033	344,269	367,865
Small Business Administration, 3.16%, 8/01/2033	401,299	429,149
Small Business Administration, 3.62%, 9/01/2033	340,581	375,025
Tennessee Valley Authority, 0.75%, 5/15/2025	1,502,000	1,520,024
		$3,987,242
U.S. Treasury Obligations – 7.0%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$146,690
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	4,046,067
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	2,031,826
U.S. Treasury Bonds, 4.5%, 8/15/2039	401,000	621,785
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	12,159,475
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	22,275,451
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	22,551,000	27,261,164
U.S. Treasury Bonds, 2.875%, 11/15/2046	11,828,000	15,326,963
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027	12,849,187	14,127,749
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,800,121
U.S. Treasury Notes, 1.75%, 11/30/2021	22,287,000	22,652,646
U.S. Treasury Notes, 1.75%, 6/15/2022	16,900,000	17,319,859
U.S. Treasury Notes, 0.125%, 9/30/2022	25,171,000	25,163,134
U.S. Treasury Notes, 2.5%, 8/15/2023	7,225,000	7,679,102
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,494,139
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	5,045,808
U.S. Treasury Notes, 1.125%, 2/28/2025	4,104,000	4,247,480

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.875%, 7/31/2025	$1,948,000	$2,177,270
U.S. Treasury Notes, 0.25%, 9/30/2025	10,500,000	10,450,781
U.S. Treasury Notes, 2.625%, 12/31/2025	13,800,000	15,362,203
U.S. Treasury Notes, 2%, 11/15/2026	8,336,000	9,074,843
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	9,924,894
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	9,246,499
		$248,635,949
Utilities - Electric Power – 1.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$3,860,970
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	3,015,625	3,149,101
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,802,000	1,939,525
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	2,007,525
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,897,000	2,048,760
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	3,114,000	3,202,687
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	2,141,571
Energuate Trust, 5.875%, 5/03/2027	1,613,000	1,681,569
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	901,000	961,998
Listrindo Capital B.V., 4.95%, 9/14/2026	1,397,000	1,438,910
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	2,190,000	2,305,444
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	1,083,000	1,140,089
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	1,670,000	1,748,409
Star Energy Co., 4.85%, 10/14/2038 (n)	1,119,000	1,212,640
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)	2,495,000	2,756,975
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,580,160
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,864,501
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	4,316,480
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	930,816
		$41,288,130
Utilities - Water – 0.1%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$1,617,000	$1,689,781
Aegea Finance S.à r.l., 5.75%, 10/10/2024	1,716,000	1,793,237
		$3,483,018
Total Bonds		$1,369,102,345
Common Stocks – 30.8%
Aerospace – 0.2%
Lockheed Martin Corp.	22,569	$8,237,685
Automotive – 0.6%
Hero MotoCorp Ltd.	25,606	$1,069,391
Magna International, Inc.	249,934	15,326,668
NGK Spark Plug Co. Ltd	47,000	845,066
PT United Tractors Tbk	1,018,600	1,659,193
Zhengzhou Yutong Bus Co., Ltd., “A”	628,375	1,659,195
		$20,559,513
Biotechnology – 0.1%
Gilead Sciences, Inc.	62,295	$3,779,438
Brokerage & Asset Managers – 0.0%
IG Group Holdings PLC	59,605	$640,467
Business Services – 0.1%
Iron Mountain, Inc., REIT	87,783	$2,414,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.1%
Eastman Chemical Co.	40,484	$3,943,142
Computer Software – 0.3%
Adobe Systems, Inc. (a)	3,743	$1,790,913
Microsoft Corp.	40,848	8,744,332
		$10,535,245
Computer Software - Systems – 0.7%
Fujitsu Ltd.	13,700	$1,903,434
Hitachi Ltd.	373,200	14,101,617
Hon Hai Precision Industry Co. Ltd.	1,566,000	4,521,772
Samsung Electronics Co. Ltd.	103,060	6,225,891
		$26,752,714
Construction – 2.1%
American Homes 4 Rent, “A”, REIT	701,780	$20,155,122
AvalonBay Communities, Inc., REIT	168,722	28,107,398
D.R. Horton, Inc.	31,298	2,331,701
ICA Tenedora S.A. de C.V. (a)	560,019	1,139,956
Mid-America Apartment Communities, Inc., REIT	184,568	23,285,099
		$75,019,276
Consumer Products – 0.5%
Kimberly-Clark Corp.	125,923	$17,542,333
Containers – 0.1%
Amcor PLC	185,066	$2,096,798
Electrical Equipment – 0.6%
Schneider Electric SE	146,632	$20,341,346
Electronics – 0.9%
Intel Corp.	215,898	$10,438,668
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	224,158	21,747,809
		$32,186,477
Energy - Independent – 0.2%
China Shenhua Energy Co. Ltd.	1,037,500	$1,996,087
CNOOC Ltd.	1,184,000	1,168,963
Frontera Energy Corp.	72,682	161,354
Valero Energy Corp.	59,526	3,200,713
		$6,527,117
Energy - Integrated – 0.5%
China Petroleum & Chemical Corp.	24,706,000	$11,086,850
Galp Energia SGPS S.A.	375,885	4,020,744
LUKOIL PJSC, ADR	28,835	1,865,119
		$16,972,713
Engineering - Construction – 0.1%
Quanta Services, Inc.	33,946	$2,319,870
Food & Beverages – 0.9%
General Mills, Inc.	272,804	$16,591,939
J.M. Smucker Co.	102,095	11,965,534
PepsiCo, Inc.	23,956	3,455,174
		$32,012,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.1%
BIM Birlesik Magazalar A.S.	220,547	$1,974,206
Wal-Mart de Mexico S.A.B. de C.V.	1,087,592	2,865,589
		$4,839,795
Insurance – 1.2%
CNO Financial Group, Inc.	57,810	$1,230,197
Equitable Holdings, Inc.	403,493	10,240,652
Hartford Financial Services Group, Inc.	64,931	2,869,950
Manulife Financial Corp.	808,022	13,768,790
MetLife, Inc.	105,172	4,855,791
NN Group N.V.	30,821	1,248,698
Prudential Financial, Inc.	21,224	1,604,959
Samsung Fire & Marine Insurance Co. Ltd.	11,433	1,942,437
Zurich Insurance Group AG	11,823	4,792,611
		$42,554,085
Internet – 0.1%
NetEase.com, Inc., ADR	59,393	$5,367,345
Leisure & Toys – 0.1%
Activision Blizzard, Inc.	22,205	$1,764,853
Brunswick Corp.	19,117	1,426,893
Electronic Arts, Inc. (a)	12,610	1,610,928
		$4,802,674
Machinery & Tools – 0.6%
AGCO Corp.	39,099	$3,617,049
Eaton Corp. PLC	142,256	17,228,624
		$20,845,673
Major Banks – 1.2%
ABSA Group Ltd.	508,238	$3,616,616
BOC Hong Kong Holdings Ltd.	1,487,500	4,855,973
China Construction Bank Corp.	11,863,000	9,124,910
DBS Group Holdings Ltd.	797,500	14,787,011
State Street Corp.	98,454	6,939,038
UBS Group AG	334,343	4,734,987
		$44,058,535
Medical & Health Technology & Services – 0.4%
HCA Healthcare, Inc.	34,591	$5,192,455
McKesson Corp.	50,064	9,007,014
Quest Diagnostics, Inc.	9,473	1,174,463
		$15,373,932
Metals & Mining – 0.4%
Fortescue Metals Group Ltd.	274,574	$3,674,276
MMC Norilsk Nickel PJSC, ADR	62,384	1,736,520
POSCO	7,866	1,667,207
Rio Tinto PLC	121,945	7,901,542
		$14,979,545
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	434,484	$8,428,990
Magellan Midstream Partners LP	34,336	1,412,926
Plains All American Pipeline LP	185,425	1,472,274
		$11,314,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 2.0%
CoreSite Realty Corp., REIT	147,504	$18,495,527
Equinix, Inc., REIT	53,445	37,293,387
QTS Realty Trust, Inc., REIT, “A”	283,889	16,865,845
		$72,654,759
Other Banks & Diversified Financials – 0.3%
Citigroup, Inc.	113,154	$6,231,391
Sberbank of Russia, ADR	211,019	2,794,996
		$9,026,387
Pharmaceuticals – 2.0%
Bayer AG	174,271	$10,034,327
Eli Lilly & Co.	85,017	12,382,726
Merck & Co., Inc.	229,027	18,411,481
Novartis AG	78,141	7,086,990
Roche Holding AG	75,713	24,883,322
		$72,798,846
Railroad & Shipping – 0.0%
Kansas City Southern Co.	9,581	$1,783,695
Real Estate – 11.0%
Alexandria Real Estate Equities, Inc., REIT	125,058	$20,475,746
Boardwalk, REIT (l)	359,159	9,577,020
Brixmor Property Group, Inc., REIT	1,207,433	18,437,502
Corporate Office Properties Trust, REIT	536,704	14,292,427
Douglas Emmett, Inc.	253,595	7,853,837
Empire State Realty Trust, REIT, “A”	1,098,511	9,941,524
EPR Properties, REIT	95,191	3,428,780
Equity Lifestyle Properties, Inc., REIT	315,547	18,487,899
Extra Space Storage, Inc., REIT	229,897	25,916,289
Host Hotels & Resorts, Inc., REIT	1,227,705	17,224,701
Lexington Realty Trust, REIT	161,579	1,649,722
Longfor Properties Co. Ltd.	431,000	2,800,104
Medical Properties Trust, Inc., REIT	687,835	13,343,999
Omega Healthcare Investors, Inc., REIT	153,349	5,400,952
Prologis, Inc., REIT	501,463	50,171,373
Rayonier, Inc., REIT	250,477	7,055,937
Simon Property Group, Inc., REIT	74,382	6,141,722
Spirit Realty Capital, Inc., REIT	55,907	2,059,614
STAG Industrial, Inc., REIT	623,775	18,576,019
Starwood Property Trust, Inc., REIT	101,105	1,813,824
STORE Capital Corp., REIT	722,497	23,524,502
Sun Communities, Inc., REIT	143,915	20,004,185
Urban Edge Properties, REIT	1,517,276	19,694,242
VICI Properties, Inc., REIT	1,017,340	25,728,529
W.P. Carey, Inc., REIT	214,032	14,813,155
Welltower, Inc., REIT	550,162	34,649,203
		$393,062,807
Specialty Chemicals – 0.1%
Nitto Denko Corp.	28,200	$2,333,793
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	66,140	$15,291,568
KDDI Corp.	573,600	16,446,961
Mobile TeleSystems PJSC, ADR	109,915	948,566
Turkcell Iletisim Hizmetleri AS	604,194	1,143,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – continued
Vodafone Group PLC	6,582,897	$10,828,948
		$44,659,530
Telephone Services – 0.1%
Hellenic Telecommunications Organization S.A.	152,171	$2,535,795
Tobacco – 0.7%
British American Tobacco PLC	254,937	$8,970,849
Imperial Brands PLC	207,107	3,751,502
Japan Tobacco, Inc.	522,200	10,563,999
		$23,286,350
Trucking – 0.1%
United Parcel Service, Inc., “B”	17,687	$3,025,715
Utilities - Electric Power – 0.8%
AltaGas Ltd.	121,383	$1,742,188
CLP Holdings Ltd.	225,500	2,117,958
DTE Energy Co.	14,121	1,776,563
Exelon Corp.	239,713	9,845,013
Iberdrola S.A.	544,529	7,420,479
Transmissora Alianca de Energia Eletrica S.A., IEU	114,453	707,347
Xcel Energy, Inc.	70,519	4,750,160
		$28,359,708
Total Common Stocks		$1,099,543,972
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Boston Scientific Corp., 5.5%	8,535	$869,034
Danaher Corp., 4.75%	857	1,320,543
		$2,189,577
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	67,302	$2,838,798
Total Convertible Preferred Stocks		$5,028,375
Preferred Stocks – 0.1%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	60,051	$3,322,040
Investment Companies (h) – 34.1%
Mutual Funds – 29.2%
MFS High Yield Pooled Portfolio (v)	112,823,964	$1,040,236,944
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 0.1% (v)	175,708,677	$175,708,677
Total Investment Companies		$1,215,945,621
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Special Products & Services – 0.1%
iShares U.S. Real Estate ETF – March 2021 @ $69	Put	Goldman Sachs	$185,152,000	22,000	$1,892,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	5,156,582	$5,156,582

Other Assets, Less Liabilities – (3.8)%		(134,963,026)
Net Assets – 100.0%		$3,565,027,909
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,215,945,621 and $2,484,045,314, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $297,795,604, representing 8.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	11/20/2015	$194,048	$100
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	8,363,000	USD	1,518,373	JPMorgan Chase Bank N.A.	12/02/2020	$42,646
CNH	9,577,000	USD	1,419,831	Goldman Sachs International	1/15/2021	29,831
CNH	9,782,000	USD	1,443,465	State Street Bank Corp.	1/15/2021	37,228
INR	607,112,208	USD	8,171,093	Barclays Bank PLC	12/01/2020	26,895
INR	109,898,000	USD	1,472,690	Goldman Sachs International	12/01/2020	11,290
KRW	1,628,047,000	USD	1,464,532	Barclays Bank PLC	2/10/2021	6,308
KRW	1,631,057,000	USD	1,453,895	Morgan Stanley Capital Services, Inc.	2/10/2021	19,663
MXN	29,901,000	USD	1,463,297	Goldman Sachs International	1/15/2021	9,021
TRY	12,392,000	USD	1,500,242	HSBC Bank	1/15/2021	57,804
ZAR	24,964,000	USD	1,559,234	Morgan Stanley Capital Services, Inc.	1/15/2021	43,069
USD	1,518,112	BRL	8,097,000	JPMorgan Chase Bank N.A.	2/04/2021	8,594
USD	8,223,533	INR	607,112,208	Barclays Bank PLC	12/01/2020	25,546
USD	1,488,604	INR	109,898,000	Goldman Sachs International	12/01/2020	4,624
						$322,519
Liability Derivatives
BRL	8,363,000	USD	1,568,543	Barclays Bank PLC	12/02/2020	$(7,524)
BRL	16,194,000	USD	3,039,215	JPMorgan Chase Bank N.A.	12/02/2020	(16,481)
INR	378,364,208	USD	5,125,067	Barclays Bank PLC	12/01/2020	(15,921)
INR	338,646,000	USD	4,587,071	JPMorgan Chase Bank N.A.	12/01/2020	(14,249)
TRY	16,001,000	USD	2,065,476	JPMorgan Chase Bank N.A.	1/15/2021	(53,669)
TRY	21,794,000	USD	2,788,207	Merrill Lynch International	12/21/2020	(21,401)
TRY	6,208,000	USD	785,669	NatWest Markets PLC	1/15/2021	(5,137)
ZAR	20,123,000	USD	1,302,425	Brown Brothers Harriman	1/15/2021	(10,840)
USD	1,478,685	BRL	8,363,000	Barclays Bank PLC	12/02/2020	(82,333)
USD	1,433,584	BRL	8,097,000	JPMorgan Chase Bank N.A.	12/02/2020	(77,783)
USD	2,554,172	EUR	2,151,794	Goldman Sachs International	1/15/2021	(16,327)
USD	30,517,447	EUR	25,785,437	JPMorgan Chase Bank N.A.	1/15/2021	(285,424)
USD	713,943	EUR	599,688	Merrill Lynch International	1/15/2021	(2,436)
USD	1,522,744	IDR	21,667,117,500	JPMorgan Chase Bank N.A.	1/27/2021	(3,272)
USD	8,102,392	INR	607,112,208	Barclays Bank PLC	2/25/2021	(28,266)
USD	5,085,062	INR	378,364,208	Barclays Bank PLC	12/01/2020	(24,084)
USD	4,550,959	INR	338,646,000	JPMorgan Chase Bank N.A.	12/01/2020	(21,862)
USD	5,511,106	ZAR	91,812,151	State Street Bank Corp.	1/15/2021	(381,817)
						$(1,068,826)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	141	$19,482,235	March – 2021	$32,954
U.S. Treasury Note 2 yr	Long	USD	145	32,023,477	March – 2021	8,545
U.S. Treasury Note 5 yr	Long	USD	57	7,183,781	March – 2021	9,149
U.S. Treasury Ultra Bond	Long	USD	93	20,090,906	March – 2021	119,933
						$170,581

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	43	$7,520,969	March – 2021	$(27,706)
At November 30, 2020, the fund had cash collateral of $360,000 and other liquid securities with an aggregate value of $1,086,774 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$782,344,076	$1,892,000	$—	$784,236,076
Japan	4,237,227	41,957,643	—	46,194,870
Switzerland	—	41,497,910	—	41,497,910
Canada	40,576,020	—	—	40,576,020
China	7,026,540	26,176,914	—	33,203,454
United Kingdom	9,611,316	22,481,992	—	32,093,308
Taiwan	26,269,581	—	—	26,269,581
France	—	20,341,346	—	20,341,346
Singapore	—	14,787,011	—	14,787,011
Other Countries	33,219,797	37,367,014	—	70,586,811
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	252,623,191	—	252,623,191
Non - U.S. Sovereign Debt	—	401,889,578	—	401,889,578
Municipal Bonds	—	24,094,398	—	24,094,398
U.S. Corporate Bonds	—	16,902,460	—	16,902,460
Residential Mortgage-Backed Securities	—	467,755,032	—	467,755,032
Commercial Mortgage-Backed Securities	—	28,391,559	—	28,391,559
Asset-Backed Securities (including CDOs)	—	10,881,439	—	10,881,439
Foreign Bonds	—	166,564,688	—	166,564,688
Mutual Funds	1,221,102,203	—	—	1,221,102,203
Total	$2,124,386,760	$1,575,604,175	$—	$3,699,990,935
Other Financial Instruments
Futures Contracts – Assets	$170,581	$—	$—	$170,581
Futures Contracts – Liabilities	(27,706)	—	—	(27,706)
Forward Foreign Currency Exchange Contracts – Assets	—	322,519	—	322,519
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,068,826)	—	(1,068,826)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$666,403,930	$464,430,666	$132,698,980	$(9,471,065)	$51,572,393	$1,040,236,944
MFS Institutional Money Market Portfolio	209,437,828	755,200,526	788,915,415	15,231	(29,493)	175,708,677
	$875,841,758	$1,219,631,192	$921,614,395	$(9,455,834)	$51,542,900	$1,215,945,621
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$42,287,338	$—
MFS Institutional Money Market Portfolio	445,625	—
	$42,732,963	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2020, are as follows:
United States	71.0%
Canada	2.2%
China	1.7%
Switzerland	1.4%
Japan	1.3%
United Kingdom	1.1%
France	1.0%
India	0.9%
Ukraine	0.8%
Other Countries	18.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.